Note 4 - Fair Value Measurements (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Impairment of Oil and Gas Properties	$ 0
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure	0	$ 0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 0	$ 0